Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Project Deposits		$ 3,250	$ 3,995
Value added taxes and other taxes payable		1,151	3,397
Contingent liabilities of GEM dispute	[1]		1,550
Payroll payable		790	746
Other accrued expenses		898	1,009
Total accrued expenses and other liabilities		$ 6,089	$ 10,697

[1]	Contingent liabilities of GEM dispute represented the amount payable in connection with the GEM dispute, which was fully paid by the Group as of March 31, 2026.